Prepaid expenses and accrued income (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Accrued Income [Line Items]
Prepaid expenses	SFr 2,364	SFr 1,440
Accrued income	3,667	2,799	SFr 889
Total	6,031	SFr 4,239
Biogen [Member]
Prepaid Expenses and Accrued Income [Line Items]
Accrued income	SFr 1,200
Percentage of accrued income	33.50%
Janssen [Member]
Prepaid Expenses and Accrued Income [Line Items]
Accrued income	SFr 2,100
Percentage of accrued income	56.80%